Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Purchase Obligations
Purchase obligations	€ 8,644	€ 9,592
2026/2025
Purchase Obligations
Purchase obligations	2,574
Due 2027 to 2030
Purchase Obligations
Purchase obligations	5,928
Due thereafter
Purchase Obligations
Purchase obligations	€ 142